Regulatory Matters - Reconciliation of bank equity amount for regulatory capital purposes (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters [Abstract]
Bank equity	$ 41,012	$ 37,427
Less net unrealized gain (loss)	711	(1,387)
Less disallowed goodwill	2,727	2,727
Tier 1 capital	37,574	36,087
Plus allowance for loan losses	2,678	2,679
Total risked-based capital	$ 40,252	$ 38,766